PREMISES AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

Classification	Estimated Useful Lives
Buildings	5 to 40 years
Furniture and equipment	3 to 10 years
Leasehold improvements	5 to 20 years
Premises and equipment at December 31, 2012 and 2011 are summarized as follows:

	December 31,
	2012	2011
	(In Thousands)
Land	$2,098	$2,098
Buildings	7,052	6,660
Leasehold improvements	7,563	7,822
Furniture and equipment	10,867	12,272
Construction in process	84	20
	27,664	28,872
Accumulated depreciation and amortization	(16,448)	(16,221)
Premises and equipment, net	$11,216	$12,651